January 19, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	MassMutual Ascend Life Insurance Company

Registration Statement on Form S-1

Commissioners:

MassMutual Ascend Life Insurance Company (the “Company”) is filing under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) for the Index Summit 6 Annuity with Return of Premium Guarantee and the Index Summit 6 Annuity, each a modified single premium deferred annuity contract (each a “Contract, together the “Contracts”). The only difference between the two Contracts is that one Contract has a Return of Premium Guarantee and the other does not. As a result, the prospectuses for the two Contracts have always been nearly identical. For ease of review, the Registration Statement only includes one prospectus, for the Index Summit 6 Annuity with Return of Premium Guarantee annuity. The final Pre-Effective Amendment will include one prospectus for each of the two Contracts.

The Company respectfully requests selective review of the Registration Statement in accordance with Securities Act Release No. 6510 (Feb. 15, 1984). Except for the changes discussed below, the disclosure in the Registration Statement is not substantially different from the disclosure included in Pre-Effective Amendment No. 2 to the prior registration statement for the Contracts, as filed on April 27, 2023 (File No. 333- 69719; Accession No. 0001193125-23-122505), which was reviewed by the Commission staff and declared effective by the Commission on May 1, 2023.

The changes made in the Registration Statement reflect:

•	The addition of nine new strategies to each of the Contracts; and

•	Two of these nine new strategies use a positive return factor that is new to the Contracts: the Performance Trigger Rate

•	One of these nine new strategies uses a different positive return factor that is new to the Contracts: the Dual Performance Trigger Rate

•	Two of these nine new strategies use an Index that is new to the Contracts: the Russell 2000

•	Other nonmaterial revisions.

The Company will separately provide a marked copy of the Registration Statement to facilitate the Commission Staff’s review. Other than the new and revised disclosures in the Registration Statement reflecting the changes listed above, the Company believes that there are no other disclosures in the Registration Statement that warrant particular attention by the Commission staff.

Please direct any questions or comments regarding the Registration Statement to the undersigned at 513.361.9401 or at jdomaschko@mmascend.com.

Sincerely,

/s/ John V. Domaschko
John V. Domaschko
AVP – Head of Securities Law
MassMutual Ascend Life Insurance Company

cc:	John V. Domaschko, MassMutual Ascend Life Insurance Company
John P. Gruber, MassMutual Ascend Life Insurance Company
Dodie Kent, Eversheds Sutherland (US) LLP

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